Debt (Related Party) - Schedule of Valuation of Term Loans (Details) - Term Loans [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Debt (Related Party) - Schedule of Valuation of Term Loans (Details) [Line Items]
Debt Instrument, Face Amount	$ 10,000,000	$ 7,500,000
Debt Instrument, Percentage of Coupon Rate	8.00%	8.00%
Debt Instrument, Interest Type	Fixed rate	Fixed rate
Debt Instrument, Frequency of Periodic Payment	Maturity	Maturity
Debt Instrument, Interest day count	Actual / 365	Actual / 365
Debt Instrument, Maturity Date	Mar. 06, 2030	Feb. 27, 2029
Debt Instrument, Market Rate		7.80%
Minimum [Member]
Debt (Related Party) - Schedule of Valuation of Term Loans (Details) [Line Items]
Debt Instrument, Issuance Date	Mar. 11, 2025	Mar. 04, 2024
Debt Instrument, Market Rate	11.70%
Maximum [Member]
Debt (Related Party) - Schedule of Valuation of Term Loans (Details) [Line Items]
Debt Instrument, Issuance Date	Jun. 26, 2025	May 23, 2024
Debt Instrument, Market Rate	16.40%